5. Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property Plant And Equipment

The Company has property and equipment as follows as of March 31, 2014 and December 31, 2013:

	3/31/2014	12/31/2013
Furniture and Equipment	$12,385	$12,385
Computer Equipment	32,493	32,493
Leasehold Improvements	99,778	99,778
Software	15,737	15,737
Less Accumulated Depreciation	(94,115)	(81,645)
Property and Equipment, Net	$66,278	$78,748

	12/31/2013	12/31/2012
Furniture and Equipment	$12,385	$13,288
Computer Equipment	32,493	68,216
Leasehold Improvements	99,778	7,655
Software	15,737	–
Less Accumulated Depreciation	(81,645)	(65,423)
Property and Equipment, Net	$78,748	$23,736